General Partner and Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
General Partner and Related Party Transactions
Schedule of monthly payment made by the Partnership to General Partner for brokerage charge, organization and offering costs and operating expenses

		Organization and Offering
	Brokerage charge*	Reimbursement*	Operating Expense*
Class A units	7.00%	0.10%	0.25%
Class B units	7.45%	0.30%	0.25%
Legacy 1 Class units	4.50%	0.30%	0.25%
Legacy 2 Class units	4.75%	0.30%	0.25%
Global 1 Class units	3.95%	0.30%	0.25%
Global 2 Class units	4.20%	0.30%	0.25%
Global 3 Class units	5.95%	0.30%	0.25%

		Organization and Offering
	Brokerage charge*	Reimbursement*	Operating Expense*
Class A units	7.00%	0.10%	0.25%
Class B units	7.45%	0.30%	0.25%
Legacy 1 Class units	4.50%	0.30%	0.25%
Legacy 2 Class units	4.75%	0.30%	0.25%
Global 1 Class units	3.95%	0.30%	0.25%
Global 2 Class units	4.20%	0.30%	0.25%
Global 3 Class units	5.95%	0.30%	0.25%